Long-term Investments - Additional information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in equity method investees
Dividend received	¥ 2,461,200,000	¥ 51,800,000	¥ 272,100,000
Equity investments with readily determinable fair values
Fair value (loss)/gain of equity investments with readily determinable fair values	(1,200,000,000)	1,200,000,000	535,300,000
Cash dividend income recorded	57,700,000	66,500,000	51,000,000
Equity investments without readily determinable fair value
Upward adjustments to the carrying value of equity securities without readily determinable fair value	0	0	0
Investment income, net
Investments in equity method investees
Equity share of earnings/(losses)	604,700,000	(155,600,000)	473,900,000
Equity investments without readily determinable fair value
Gain related to the disposal of the Group's investments in equity securities without readily determinable fair value	149,800,000	22,200,000	22,300,000
PDD Holdings Inc
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values	2,800,000,000
Alibaba Group Holding Limited
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values	1,800,000,000
Certain of equity investments | Investment income, net
Equity investments without readily determinable fair value
Impairment provision related to certain of the equity investments without readily determinable fair value	¥ 2,400,000,000	¥ 1,000,000,000	¥ 274,200,000